CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2025
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS

3. CONCENTRATION AND RISKS

3.1Concentration of Credit Risk

Financial instruments that potentially subject the Group to the concentration of credit risks consist of cash and cash equivalents, restricted cash and short-term investments. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. As of December 31, 2024 and 2025, all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC, Hong Kong and Singapore, which management considers to be of high credit quality based on their credit ratings.

The Group has not experienced any significant recoverability issue with respect to its accounts receivable, other receivables included in prepaid expense and other current and non-current assets and amounts due from a related party. The Group assesses the creditworthiness of each customer when providing services and requires the customers to make advance payments or a deposit before the services are rendered. With respect to advances to service suppliers, rental deposits and amounts due from a related party, the Group performs on-going credit evaluations of the financial condition of its vendors.

As of December 31, 2024 and 2025, there was no customer with greater than 10% of the accounts receivable, respectively.

3. CONCENTRATION AND RISKS (CONTINUED)

3.2Concentration of Customers and Suppliers

Substantially all revenue was derived from customers located in China. There are no customers or suppliers from whom revenues or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group in any of the periods presented during the years ended December 31, 2023, 2024 and 2025. As of December 31, 2024, there were two suppliers collectively accounted for 52% of the Group’s accounts payable. As of December 31, 2025, there were three suppliers collectively accounted for 86% of the Group’s accounts payable.

3.3Foreign Currency Exchange Rate Risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of the RMB to the US$, and the RMB appreciated more than 20% against the US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between the RMB and the US$ remained within a narrow band. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. The depreciation of the RMB against the US$ was approximately 1.7% and 1.5% in years ended December 31, 2023 and 2024, respectively; and the appreciation of the RMB against the US$was approximately 2.7% in the year ended December 31, 2025. It is difficult to predict how market forces or PRC, or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.